Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Available-for-sale equity securities	$ 11	$ 11
Trading equity securities	8	8
Long-term State receivables	403	513
Long-term receivables from third parties	1	5
Prepaid for pension	8	9
Deposits and other non-current assets	28	30
Total	$ 459	$ 576